THE FINANCE COMPANY OF PENNSYLVANIA

400 Market Street, Suite 425

Philadelphia, PA 19106

Tel: (215) 351-4778 Fax: (215) 351-4779

April 30, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Finance Company of Pennsylvania (the “Company”)

File No. 811-1144

Dear Ladies and Gentlemen:

We are filing, pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, Amendment No. 40 to the Company’s Registration Statement on Form N-1A for the purpose of correcting certain errors that were discovered in Amendment No. 39.

Please do not hesitate to call the undersigned at 215.351.4778 with any questions or comments.

Very truly yours,

/s/ Charles E. Mather III
Charles E. Mather III